Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 9,626	€ 13,307
Trade payables	5,913	8,095
Payables to suppliers of property, plant and equipment	2,428	3,019
Payables for spectrum acquisition	178	196
Other payables	881	1,081
Dividends pending payment	215	282
Associates and joint ventures payables (Note 10)	11	634
Other current liabilities	1,286	1,596
Contract liabilities (Note 23)	976	1,283
Deferred revenue	93	120
Advances received	217	193
Total	€ 10,912	€ 14,903